AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 95.5%
Communication Services - 11.1%
America Movil SAB de CV (Mexico)	4,900	$92,414
Deutsche Telekom AG (Germany)	15,434	291,378
Nintendo Co., Ltd. (Japan)	559	273,933
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	8,185	214,775
TIM, S.A., ADR (Brazil)	10,129	126,410

Total Communication Services		998,910
Consumer Discretionary - 3.6%
Sony Corp. (Japan)	2,931	327,887
Consumer Staples - 7.1%
Coca-Cola HBC AG (Switzerland)	6,248	206,938
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	1,592	119,750
Nestle, S.A. (Switzerland)	1,318	170,204
Unilever PLC (United Kingdom)	2,852	146,256

Total Consumer Staples		643,148
Energy - 4.3%
Shell PLC (Netherlands)	9,759	250,697
TotalEnergies SE (France)	2,428	138,074

Total Energy		388,771
Financials - 25.1%
AIA Group, Ltd. (Hong Kong)	15,231	159,009
Allianz SE (Germany)	1,032	264,969
Axa, S.A. (France)	7,423	235,094
DBS Group Holdings, Ltd. (Singapore)	9,881	259,543
Deutsche Boerse AG (Germany)	1,483	263,607
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	23,337	110,150
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	803	254,218
Ping An Insurance Group Co. of China, Ltd., Class H (China)	24,012	190,555
Prudential PLC (United Kingdom)	8,419	141,908
Tokio Marine Holdings, Inc. (Japan)	2,780	165,893
UBS Group AG (Switzerland)	11,747	217,901

Total Financials		2,262,847
Health Care - 14.0%
GlaxoSmithKline PLC (United Kingdom)	9,208	205,486
Novartis AG (Switzerland)	2,508	217,919
Olympus Corp. (Japan)	5,822	130,279
Roche Holding AG (Switzerland)	600	232,200
	Shares	Value

Sanofi (France)	1,913	$200,027
Smith & Nephew PLC (United Kingdom)	8,305	141,243
Takeda Pharmaceutical Co., Ltd. (Japan)	4,435	128,540

Total Health Care		1,255,694
Industrials - 12.2%
Assa Abloy AB (Sweden)	4,428	121,248
BAE Systems PLC (United Kingdom)	28,741	224,920
CK Hutchison Holdings, Ltd. (Hong Kong)	17,163	121,983
Smiths Group PLC (United Kingdom)	11,888	250,570
Thales, S.A. (France)	1,683	155,253
Vinci, S.A. (France)	2,056	225,351

Total Industrials		1,099,325
Information Technology - 11.6%
ASM Pacific Technology, Ltd. (Hong Kong)	13,041	130,475
Check Point Software Technologies, Ltd. (Israel)*	2,250	272,272
Genpact, Ltd., (United States)	3,411	169,697
Murata Manufacturing Co., Ltd. (Japan)	2,716	204,198
SAP SE (Germany)	2,114	265,225

Total Information Technology		1,041,867
Materials - 2.6%
Shin-Etsu Chemical Co., Ltd. (Japan)	1,376	230,218
Utilities - 3.9%
EDP - Energias de Portugal, S.A. (Portugal)	41,546	212,679
National Grid PLC (United Kingdom)	9,188	134,447

Total Utilities		347,126

Total Common Stocks (Cost $8,827,669)		8,595,793
Preferred Stock - 1.4%
Consumer Discretionary - 1.4%
Volkswagen AG (Germany) (Cost $130,379)	601	125,172

Short-Term Investments - 3.7%
Other Investment Companies - 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	219,760	219,760
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	113,209	113,209

Total Short-Term Investments (Cost $332,969)		332,969
Total Investments - 100.6% (Cost $9,291,017)		9,053,934
Other Assets, less Liabilities - (0.6)%		(53,673)
Net Assets - 100.0%		$9,000,261

AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$110,150	$2,152,697	—	$2,262,847
Health Care	—	1,255,694	—	1,255,694
Industrials	—	1,099,325	—	1,099,325
Information Technology	441,969	599,898	—	1,041,867
Communication Services	433,599	565,311	—	998,910
Consumer Staples	119,750	523,398	—	643,148
Energy	—	388,771	—	388,771
Utilities	—	347,126	—	347,126
Consumer Discretionary	—	327,887	—	327,887
Materials	—	230,218	—	230,218
Preferred Stock
Consumer Discretionary	—	125,172	—	125,172
Short-Term Investments
Other Investment Companies	332,969	—	—	332,969
Total Investments in Securities	$1,438,437	$7,615,497	—	$9,053,934

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2022, was as follows:
Country	% of Long-Term Investments
Brazil	2.7
China	2.2
France	10.9
Germany	16.8
Hong Kong	4.7
Israel	3.1
Japan	16.8
Mexico	2.4
Netherlands	2.9
Country	% of Long-Term Investments
Portugal	2.4
Singapore	3.0
South Korea	2.5
Sweden	1.4
Switzerland	12.0
United Kingdom	14.3
United States	1.9
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.